Microsoft Word 11.0.6359;UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005
                                                 ------------------
Check here if Amendment [  ];     Amendment Number:
                                                    ---------------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BPI Global Asset Management LLC (f/k/a BPI Global Asset Management LLP)
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Address: 1900 Summit Tower Boulevard, Suite 450
         --------------------------------------
         Orlando, Florida  32810
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         --------------------------------------

Form 13F File Number:  28-
                           --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John F. Myklusch
        ----------------
Title:  Chief Financial Officer/ ChiefCompliance Officer
        ------------------------------------------------
Phone:  (212) 703-3100
        --------------

Signature, Place, and Date of Signing:
  /s/ John F. Myklusch         New York, New York       November 8, 2005
 ----------------------        ------------------       ----------------
     [Signature]                 [City, State]               [Date]

This is the initial filing by BPI Global Asset Management LLC. Prior filings were made under the name of BPI Global Asset Management LLP under CIK # 0001056355 and Form 13F File Number 28-03435.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-                        NONE      [Repeat as necessary.]
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


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                     ----------

Form 13F Information Table Entry Total:       76
                                         ------------

Form 13F Information Table Value Total:   $ 119,436
                                          -----------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number    Name

01      28- 10064               CI MUTUAL FUNDS INC.
--          ----------------    ----------------------

02      28- 10163               TRILOGY ADVISORS, LLC.
--          ----------------    ----------------------

[Repeat as necessary.]

                         BPI GLOBAL ASSET MANAGEMENT LLC
                                    FORM 13F
                                   09/30/2005


                                                                         MARKET
                                                                         VALUE   PAR VALUE/  SH   INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                              TITLE OF CLASS    CUSIP     (x 1000)   SHARES    PRN  DISCRET MNGRS  SOLE  SHARED   NONE

AMR CORP                                    Common Stock    001765106       146      13,100  SHS   DEFINED    2        13,100
AMAZON.COM INC                              Common Stock    023135106       444       9,800  SHS   DEFINED    2         9,800
AMERICAN EXPRESS CO                         Common Stock    025816109       704      14,000  SHS   DEFINED    2        14,000
AMGEN INC                                   Common Stock    031162100       884      11,100  SHS   DEFINED    2        11,100
BANK OF AMERICA CORP                        Common Stock    060505104     1,369      32,508  SHS   DEFINED    2        32,508
BOSTON SCIENTIFIC CORP                      Common Stock    101137107       266      11,400  SHS   DEFINED    2        11,400
CNOOC LTD                                   ADR             126132109     1,480      20,500  SHS   OTHER      1        20,500
CARNIVAL CORP                               Common Stock    143658300       650      13,000  SHS   DEFINED    2        13,000
CITIGROUP INC                               Common Stock    172967101     1,083      23,800  SHS   DEFINED    2        23,800
CLEAR CHANNEL COMMUNICATIONS                Common Stock    184502102       359      10,900  SHS   DEFINED    2        10,900
COMPANHIA VALE DO RIO DOCE                  ADR             204412209     1,583      36,100  SHS   OTHER      1        36,100
CROWN HOLDINGS INC                          Common Stock    228368106       845      53,000  SHS   DEFINED    2        53,000
CUMMINS ENGINE                              Common Stock    231021106       484       5,500  SHS   DEFINED    2         5,500
EMC CORP MASS                               Common Stock    268648102       224      17,300  SHS   DEFINED    2        17,300
EBAY INC                                    Common Stock    278642103     1,335      32,400  SHS   DEFINED    2        32,400
ENTERASYS NETWORKDS INC                     Common Stock    293637104        37      27,400  SHS   DEFINED    2        27,400
FOMENTO ECONOMICO MEX                       ADR             344419106       364       5,200  SHS   OTHER      1         5,200
GENENTECH INC                               Common Stock    368710406       404       4,800  SHS   DEFINED    2         4,800
GENERAL ELECTRIC CO.                        Common Stock    369604103       232       6,900  SHS   DEFINED    2         6,900
HILTON HOTELS CORP                          Common Stock    432848109       379      17,000  SHS   DEFINED    2        17,000
IRSA INVERSIONES Y REPRESENTACIONES SA      GDR             450047204     1,094      90,800  SHS   OTHER      1        90,800
IRSA INVERSIONES Y REPRESENTACIONES SA      GDR             450047204        16       1,300  SHS   DEFINED    2         1,300
INTEL CORP                                  Common Stock    458140100       525      21,300  SHS   DEFINED    2        21,300
JOHNSON + JOHNSON                           Common Stock    478160104       361       5,700  SHS   DEFINED    2         5,700
KOHLS CORP                                  Common Stock    500255104       577      11,500  SHS   DEFINED    2        11,500
LENNAR CORP                                 Common Stock    526057104       837      14,000  SHS   DEFINED    2        14,000
LINCOLN NATL CORP IN                        Common Stock    534187109       931      17,900  SHS   DEFINED    2        17,900
LOWES COS INC                               Common Stock    548661107       850      13,200  SHS   DEFINED    2        13,200
MERRILL LYNCH + CO INC                      Common Stock    590188108       270       4,400  SHS   DEFINED    2         4,400
MICROSOFT CORP                              Common Stock    594918104       618      24,000  SHS   DEFINED    2        24,000
LUKOIL HOLDING                              ADR             677862104     1,679      28,900  SHS   OTHER      1        28,900
PATTERSON UTI ENERGY INC                    Common Stock    703481101       613      17,000  SHS   DEFINED    2        17,000
PFIZER INC                                  Common Stock    717081103       385      15,400  SHS   DEFINED    2        15,400
PHILIPPINE LONG DIST                        ADR             718252604     2,043      67,100  SHS   OTHER      1        67,100
PROCTER + GAMBLE CO                         Common Stock    742718109       321       5,400  SHS   DEFINED    2         5,400
ST. JUDE MEDICAL INC                        Common Stock    790849103       281       6,000  SHS   DEFINED    2         6,000
SMITH INTL INC                              Common Stock    832110100       400      12,000  SHS   DEFINED    2        12,000
SPRINT NEXTEL CORP                          Common Stock    852061100     2,454      93,848  SHS   DEFINED    2        93,848
STATE BK OF INDIA                           GDR             856552203     2,295      46,360  SHS   OTHER      1        46,360
STATE BK OF INDIA                           GDR             856552203     2,594      52,410  SHS   DEFINED    2        52,410
SYMANTEC CORPORATION                        Common Stock    871503108     1,042      46,000  SHS   DEFINED    2        46,000
TAIWAN SEMICONDUCTOR                        ADR             874039100     4,191     509,829  SHS   DEFINED    2       509,829
TELE CELULAR SUL PARTICIPACOES SA           ADR             879238103     1,425      76,700  SHS   OTHER      1        76,700
TELE CELULAR SUL PARTICIPACOES SA           ADR             879238103        24       1,300  SHS   DEFINED    2         1,300
TEVA PHARMACEUTICAL                         ADR             881624209       681      20,374  SHS   DEFINED    2        20,374
TEXAS INSTRS INC                            Common Stock    882508104       597      17,600  SHS   DEFINED    2        17,600
TURKCELL ILETISIM HIZMETLERI AS             ADR             900111204     1,830     134,043  SHS   OTHER      1       134,043
VIACOM INC                                  Common Stock    925524308       432      13,100  SHS   DEFINED    2        13,100
WILLIAMS COS INC                            Common Stock    969457100       411      16,400  SHS   DEFINED    2        16,400
YAHOO INC                                   Common Stock    984332106     1,489      44,000  SHS   DEFINED    2        44,000
PETROCHINA COMPANY LTD                      ADR             71646E100     1,167      14,000  SHS   OTHER      1        14,000



                                                                         MARKET
                                                                         VALUE   PAR VALUE/  SH   INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                              TITLE OF CLASS    CUSIP     (x 1000)   SHARES    PRN  DISCRET MNGRS  SOLE  SHARED   NONE

UNIAO DE BANCOS BRASILEIROS SA-UNIBANC      GDR             90458E107     2,975      56,550  SHS   OTHER      1        56,550
UNIAO DE BANCOS BRASILEIROS SA-UNIBANC      GDR             90458E107    19,202     365,050  SHS   DEFINED    2       365,050
ADOBE SYSTEMS INC                           Common Stock    00724F101       585      19,600  SHS   DEFINED    2        19,600
AMERICA MOVIL                               ADR             02364W105     1,371      52,100  SHS   OTHER      1        52,100
BIOGEN IDEC INC                             Common Stock    09062X103       280       7,100  SHS   DEFINED    2         7,100
CHINA MOBILE HK LTD                         ADR             16941M109     1,262      51,200  SHS   OTHER      1        51,200
CISCO SYS INC                               Common Stock    17275R102       405      22,600  SHS   DEFINED    2        22,600
DELL INC                                    Common Stock    24702R101       349      10,200  SHS   DEFINED    2        10,200
EL PASO CORPORATION                         Common Stock    28336L109       181      13,000  SHS   DEFINED    2        13,000
EMBRAER-EMPRESA BRASILEIRA AERONAUTICA      ADR             29081M102       741      19,200  SHS   OTHER      1        19,200
FDX CORP                                    Common Stock    31428X106       410       4,700  SHS   DEFINED    2         4,700
GOLDMAN SACHS GROUP INC                     Common Stock    38141G104       559       4,600  SHS   DEFINED    2         4,600
GRUPO TELEVISA SA                           ADR             40049J206     2,467      34,400  SHS   OTHER      1        34,400
KOOKMIN BANK                                ADR             50049M109     3,211      54,200  SHS   OTHER      1        54,200
NII HOLDINGS IN                             Common Stock    62913F201       735       8,700  SHS   DEFINED    2         8,700
ORACLE SYS CORP                             Common Stock    68389X105       382      30,800  SHS   DEFINED    2        30,800
ORASCOM TELECOM HOLDING SAE                 GDR             68554W205       978      20,800  SHS   OTHER      1        20,800
PETROLEO BRASILEIRO SA                      ADR             71654V408     4,008      56,062  SHS   OTHER      1        56,062
PETROLEO BRASILEIRO SA                      ADR             71654V408    31,234     436,900  SHS   DEFINED    2       436,900
PRAXAIR INC                                 Common Stock    74005P104       566      11,800  SHS   DEFINED    2        11,800
SLM CORPORATION                             Common Stock    78442P106       241       4,500  SHS   DEFINED    2         4,500
SOHU.COM INC                                Common Stock    83408W103       690      40,300  SHS   OTHER      1        40,300
3M CO                                       Common Stock    88579Y101       425       5,800  SHS   DEFINED    2         5,800
XL CAPITAL LTD                              Common Stock    G98255105       218       3,200  SHS   DEFINED    2         3,200
ALCON INC                                   Common Stock    H01301102       256       2,000  SHS   DEFINED    2         2,000

                                                                        119,436   3,142,934

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